Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for doubtful debt	$ 3,460	$ 4,289
Inventories valuation allowance	2,709	1,854
Depreciation	(253,062)
Net deferred tax (liabilities) assets	$ (246,893)	$ 6,143	$ 2,169